Prepaid Expenses (Tables)	12 Months Ended
Dec. 31, 2025
Prepaid Expenses
Schedule of Prepaid Expenses

Prepaid expenses as of December 31, 2025 and December 31, 2024 consists of the following:

	Year Ended December 31,
	2025	2024
Insurance	$791,423	$808,480
Consulting	325,100	-
Marketing	-	91,667
Others	160,206	171,889
	1,276,729	1,072,036
Less: Current portion	862,400	659,536
Total non-current portion	$414,329	$412,500